Cortina Funds, Inc.

825 North Jefferson Street, Suite 400

Milwaukee, Wisconsin 53202

April 17, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re:

Cortina Funds, Inc. (the “Registrant”)

File Nos. 333-115299; 811-21580

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Cortina Small Cap Value Fund, a series of the Registrant effective April 14, 2014, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 7 on April 14, 2014.

Sincerely,

/s/ Lori Hoch

Lori Hoch

Secretary and Chief Compliance Officer